Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income
Interest Income	$ 30,460	$ 42,800	$ 126,095
Expenses
Management Fee	326,090	541,304	1,649,732
Brokerage Commissions and Fees	6,891	85	29,602
Total expenses	332,981	541,389	1,679,334
Net investment income (loss)	(302,521)	(498,589)	(1,553,239)
Realized and Net Change in Unrealized Gain (Loss) on U.S. Treasury Obligations and Futures Contracts Realized Gain (Loss) on
United States Treasury Obligations	1,244	(45)	17,188
Futures	(24,528,575)	(9,235,455)	39,671,640
Net realized gain (loss)	(24,527,331)	(9,235,500)	39,688,828
Net Change in Unrealized Gain (Loss) on
United States Treasury Obligations	(1,657)	4,716	(7,607)
Futures	2,637,850	15,760,660	(50,606,700)
Net change in unrealized gain (loss)	2,636,193	15,765,376	(50,614,307)
Net realized and net change in unrealized gain (loss) on United States Treasury Obligations and Futures	(21,891,138)	6,529,876	(10,925,479)
Net Income (Loss)	$ (22,193,659)	$ 6,031,287	$ (12,478,718)